UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
    Washington, D.C. 20549

    FORM 13F

    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):  [  ] is a restatement
                             [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Philip V. Swan Associates Inc.
Address: 527 South Lake Avenue,
         Suite 104
         Pasadena, CA 91101

13F File Number:   28-4066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Philip V. Swan
Title:   President
Phone:   (626) 793-0377
Signature, Place, and Date of Signing:

    Philip V. Swan      Pasadena, California          April 26, 1999

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:     363

Form 13F Information Table Value Total:     $1,149,584

List of Other Included Managers:
NONE
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